Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the Short Duration Strategy Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Low Duration ESG Fund (the “Fund”)
Effective August 1, 2026, PIMCO Low Duration ESG Fund is re‑named PIMCO Low Duration ESG and Bond Fund. Therefore, effective August 1, 2026, all references to PIMCO Low Duration ESG Fund in the Prospectus and are replaced with PIMCO Low Duration ESG and Bond Fund.
Effective August 1, 2026, the first sentence of the third paragraph of the “Principal Investment Strategies” section of PIMCO Low Duration ESG Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of (1) investments, either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “ESG practices” refers to business practices with respect to the environment, social responsibility and/or governance. The Fund may avoid investment in the securities of issuers whose ESG practices do not meet criteria determined by PIMCO.

PIMCO Low Duration ESG Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the Short Duration Strategy Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Low Duration ESG Fund (the “Fund”)
Effective August 1, 2026, PIMCO Low Duration ESG Fund is re‑named PIMCO Low Duration ESG and Bond Fund. Therefore, effective August 1, 2026, all references to PIMCO Low Duration ESG Fund in the Prospectus and are replaced with PIMCO Low Duration ESG and Bond Fund.
Effective August 1, 2026, the first sentence of the third paragraph of the “Principal Investment Strategies” section of PIMCO Low Duration ESG Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of (1) investments, either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “ESG practices” refers to business practices with respect to the environment, social responsibility and/or governance. The Fund may avoid investment in the securities of issuers whose ESG practices do not meet criteria determined by PIMCO.